Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Going Concern [Abstract]
Going Concern

Note 11: Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. For the three and nine months ended September 30, 2013, the Company had a net loss of $1,477,241 and $3,437,056, respectively, as compared to a net loss of $850,185 and $1,521,709 for the three and nine months ended September 30, 2012, respectively. Additionally, the Company has incurred a net loss of $6,144,675 for the period from inception (November 25, 2009) to September 30, 2013. As of September 30, 2013, the Company had not emerged from the development stage. These circumstances result in substantial doubt as to the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to begin operations and achieve a level of profitability. The Company intends to finance operations by issuing additional common stock, warrants and through bridge financing. The failure to achieve the necessary levels of profitability and obtain the additional funding would be detrimental to the Company. The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 14 — GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the year ended December 31, 2012, the Company had a net loss of $2,362,922 as compared to a net loss of $300,542 for the year ended December 31, 2011. As of December 31, 2012, the Company has not emerged from the development stage. These circumstances result in substantial doubt as to the Company's ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon the Company's ability to begin operations and achieve a level of profitability. The Company intends to finance operations by issuing additional common stock, warrants and through bridge financing. The failure to achieve the necessary levels of profitability and obtain the additional funding would be detrimental to the Company. The financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.